Equity (Details)								1 Months Ended												12 Months Ended
	Jan. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	May 31, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) shares	Apr. 13, 2023 USD ($) $ / shares shares	Jul. 23, 2021 USD ($)	Nov. 30, 2025 $ / shares shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Nov. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023	Aug. 31, 2023 USD ($) $ / shares	Jun. 30, 2023	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 13, 2024 $ / shares	Apr. 15, 2024 USD ($)	Mar. 31, 2024 $ / shares	Dec. 15, 2023 USD ($)	Jun. 16, 2023 USD ($)	Apr. 30, 2023 $ / shares	Dec. 31, 2022 shares
Equity [Line Items]
Authorized share capital (in Dollars) | $						$ 50,000
Shares authorised																				11,047,587
Par value (in Dollars per share) | $ / shares																							$ 5.6154
Undesignated shares						200,000,000
Par value of undesignated shares (in Dollars per share) | $ / shares						$ 0.0000001
Number of shares cancelled in exchange for new issued									2,036,383												1,086,070
Exchange ratio						0.00858
Gross purchase price (in Dollars) | $																				$ 351,347,000	$ 485,108,000	$ 9,494,000
Fair value of shares issued amount (in Dollars) | $																				351,283,000	473,843,000	$ 9,517,000
Aggregate principal amount (in Dollars) | $									$ 15,000,000			$ 74,800,000								$ 1,000	$ 74,800,000
Remaining principal amount (in Dollars) | $													$ 15,000,000		$ 15,000,000
Shares converted											4,000,000
Number of shares issued in connection with conversion of convertible notes, shares								10,661,140
Number of share repurchase programs																	2		2
Treasury shares purchased																				790,000
Consideration amount (in Dollars) | $																								$ 22,891,000
Class A ordinary shares [Member]
Equity [Line Items]
Shares authorised						499,600,000,000
Par value (in Dollars per share) | $ / shares						$ 0.0000001
Number of shares issued						4,384,796,703						6,130,708								7,258,176	6,130,708	5,436,385
Number of shares outstanding						453,892,313						143,917,734								191,152,162	143,917,734	63,566,376							60,281,184
Number of shares cancelled in exchange for new issued			1,968,760
Exchange ratio						1
Gross purchase price (in Dollars) | $																					$ 335,100,000
Aggregate principal amount (in Dollars) | $			$ 14,400,000									$ 8,000,000								$ 75,700,000	$ 8,000,000
Debt conversion price (in Dollars per share) | $ / shares								$ 56.2635												$ 127.9743								$ 7.366
Purchase consideration																							12,514,600	417,130
Number of votes per share																				1
Share repurchase program for consideration (in Dollars) | $																										$ 2,000,000	$ 1,000,000
Treasury shares purchased																				4,964,711	145,762	606,756
Amount of share repurchase proceeds used to repurchase ordinary shares (in Dollars) | $																						$ 2,600,000
Repurchased consideration (in Dollars) | $																				$ 56,000,000
Class A ordinary shares [Member] | B. Riley Principal Capital II, LLC [Member]
Equity [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.0000001																	$ 0.0000001
Number of shares issued	4,415,116											6,922,648								1,421,163	6,922,648	1,166,533
Number of shares authorized, value (in Dollars) | $																		$ 150,000,000
Gross purchase price (in Dollars) | $																		$ 150,000,000
Net proceeds (in Dollars) | $																					$ 51,600,000	$ 9,500,000
Class A ordinary shares [Member] | Sales Agents [Member]
Equity [Line Items]
Par value (in Dollars per share) | $ / shares																									$ 0.0000001
Number of shares issued												23,313,347								13,158,453	23,313,347
Gross purchase price (in Dollars) | $	$ 100,400,000
Fair value of shares issued amount (in Dollars) | $																				$ 226,400,000
Class A ordinary shares [Member] | Renol Invest AS and Bryhni.com AS [Member]
Equity [Line Items]
Number of shares issued					417,130
Fair value of shares issued amount (in Dollars) | $					$ 2,400,000
Class A ordinary shares [Member] | Tether International Limited [Member]
Equity [Line Items]
Shares authorised				18,587,360								9,160,220				18,587,360					9,160,220
Gross purchase price (in Dollars) | $				$ 100,000,000
The exercisable price of warrants (in Dollars per share) | $ / shares				$ 10												$ 10
Class A ordinary shares [Member] | Major ordinary share transactions [member]
Equity [Line Items]
Amount of share repurchase proceeds used to repurchase ordinary shares (in Dollars) | $														$ 10,000,000
Class V ordinary shares [Member]
Equity [Line Items]
Shares authorised						200,000,000
Par value (in Dollars per share) | $ / shares						$ 0.0000001
Number of shares issued						48,399,922
Number of shares outstanding												48,399,922								44,399,922	48,399,922	48,399,922							48,399,922
Number of shares cancelled in exchange for new issued						48,399,922
Exchange ratio						0.00858
Number of votes per share																				10
Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued						5,631,795,619
Number of shares outstanding						5,631,795,619
Promissory note [Member]
Equity [Line Items]
Remaining principal amount (in Dollars) | $							$ 30,000,000
Debt conversion price (in Dollars per share) | $ / shares																				$ 0.0632
Promissory note [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Shares authorised				5,186,627												5,186,627
The exercisable price of warrants (in Dollars per share) | $ / shares				$ 50,000,000												$ 50,000,000
Aggregate principal amount (in Dollars) | $		$ 8,000,000											$ 8,000,000		$ 8,000,000
Shares issued upon conversion of debt													1,086,070		2,036,383
Debt conversion price (in Dollars per share) | $ / shares		$ 7.366											$ 7.366		$ 7.366													$ 0.0632
2025 Share Repurchase Program [Member]
Equity [Line Items]
Treasury shares purchased																				1,600,000
Number of shares repurchased, under stock repurchase program (in Dollars) | $																				$ 40,000,000
2025 Share Repurchase Program [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Amount of share repurchase proceeds used to repurchase ordinary shares (in Dollars) | $																				20,000,000
November 2024 Convertible Senior Notes [Member]
Equity [Line Items]
Aggregate principal amount (in Dollars) | $		$ 1,000,000											$ 1,000,000							$ 200,000,000
Remaining principal amount (in Dollars) | $		$ 400,000,000
Proceeds from offering used to enter into zero-strike call option transaction (in Dollars) | $													$ 160,000,000
November 2024 Convertible Senior Notes [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Debt conversion price (in Dollars per share) | $ / shares		$ 62.7126											$ 62.7126
June 2025 Convertible Senior Notes [Member]
Equity [Line Items]
Aggregate principal amount (in Dollars) | $										$ 1,000,000
Remaining principal amount (in Dollars) | $										$ 375,000,000
Debt conversion price (in Dollars per share) | $ / shares										$ 62.9921
Proceeds from offering used to enter into zero-strike call option transaction (in Dollars) | $										$ 129,600,000
Incentive Plan [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Purchase consideration												8,088,970								10,279,108	8,088,970	5,554,302
Two Thousand Twenty Four Share Repurchase Program [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Consideration amount (in Dollars) | $												$ 900,000								$ 9,100,000	$ 900,000
Business Combinations [Member]
Equity [Line Items]
Exchange ratio						0.00858
Business Combinations [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Number of shares cancelled in exchange for new issued						60,281,185
Business Combinations [Member] | Series B preferred shares [Member]
Equity [Line Items]
Number of shares issued						870,232,230
Business Combinations [Member] | Series B+ Preferred Shares [Member]
Equity [Line Items]
Number of shares outstanding						1,314,267,705
FreeChain Inc. [Member] | Class A ordinary shares [Member]
Equity [Line Items]
Number of shares issued												383,400		18,786,600							383,400
Fair value of shares issued amount (in Dollars) | $												$ 74,900,000		$ 74,900,000
Purchase consideration												255,400		12,514,600							255,400
Convertible instruments [member] | Class A ordinary shares [Member]
Equity [Line Items]
Repurchase of ordinary shares										10,205,300
Series A Preferred Shares [Member]
Equity [Line Items]
Number of shares issued						7,141,236
Number of shares outstanding						7,141,236
Series A Preferred Shares [Member] | Tether International Limited [Member]
Equity [Line Items]
Residual net transaction amount (in Dollars) | $																$ 87,400,000
Series A Preferred Shares [Member] | BSGA [Member]
Equity [Line Items]
Number of shares issued						2,607,498
Class A ordinary shares [Member] | BSGA [Member]
Equity [Line Items]
Number of shares outstanding						2,607,498